INCOME TAXES (Schedule Of Cash Paid For Income Taxes, Net Of Refunds Received, By Jurisdiction Pursuant To Disclosure Requirements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Paid, Net	$ 8,349	$ 13,098	$ 18,030
Federal [Member]
Income Taxes Paid, Net	3,456
State [Member]
Income Taxes Paid, Net	1,445
Israel [Member]
Income Taxes Paid, Net	3,195
Other Jurisdictions [Member]
Income Taxes Paid, Net	$ 253